Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	–	(3)	–	(3)
Interest rate swaps related to instruments designated at fair value through profit and loss	53	–	–	–	53
Cross currency swaps designated in a net investment hedge	223	12	–	(4)	231
Cross currency swaps designated in a cash flow hedge	197	–	–	–	197
Cross currency swaps designated in a fair value hedge[1]	31	–	–	–	31
Other derivatives	–	16	(21)	–	(5)
31 December 2017	504	28	(24)	(4)	504

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	40	–	–	–	40
Cross currency swaps designated in a net investment hedge	–	213	–	(4)	209
Cross currency swaps designated in a cash flow hedge	101	–	–	–	101
Cross currency swaps designated in a fair value hedge[1]	16	–	–	–	16
Other derivatives	–	45	(27)	–	18
31 December 2018	157	258	(27)	(4)	384

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	43	–	–	–	43
Cross currency swaps designated in a net investment hedge	4	–	–	(1)	3
Cross currency swaps designated in a cash flow hedge	4	–	–	(17)	(13)
Cross currency swaps designated in a fair value hedge[1]	10	–	–	–	10
Other derivatives	–	36	(36)	–	–
31 December 2019	61	36	(36)	(18)	43

[1]Cross currency swaps designated in a fair value hedge refers to a cross currency interest rate swap that hedges a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond against exposure to movements in the euro:US dollar exchange rate.

Schedule of interest rates on derivative financial instruments

			2019			2018			2017
Derivatives	(0.5)%	to	2.7%	(0.4)%	to	3.2%	1.7%	to	2.2%